NEOS Real Estate High Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 92.3%	Shares	Value
Diversified REITs - 1.2%
WP Carey, Inc.	41,493	$2,819,864

Health Care REITs - 16.1%
Alexandria Real Estate Equities, Inc.	29,044	1,348,223
Healthcare Realty Trust, Inc.	66,914	1,136,869
Healthpeak Properties, Inc.	133,258	2,189,429
Omega Healthcare Investors, Inc.	53,456	2,342,442
Sabra Health Care REIT, Inc.	44,521	856,139
Ventas, Inc.	82,958	6,784,305
Welltower, Inc.	117,857	23,301,507
		37,958,914

Hotel & Resort REITs - 1.0%
Host Hotels & Resorts, Inc.	121,299	2,324,089

Industrial REITs - 12.2%
Americold Realty Trust, Inc.	49,465	566,869
EastGroup Properties, Inc.	9,517	1,761,502
First Industrial Realty Trust, Inc.	24,954	1,443,589
Lineage, Inc.	10,998	360,294
Prologis, Inc.	165,527	21,879,359
Rexford Industrial Realty, Inc.	42,531	1,392,040
STAG Industrial, Inc. – Class A	35,037	1,263,434
		28,667,087

Mortgage Real Estate Investment Trusts REITs - 2.6%
AGNC Investment Corp.	170,758	1,712,703
Annaly Capital Management, Inc.	109,888	2,324,131
Rithm Capital Corp.	98,437	933,183
Starwood Property Trust, Inc.	60,911	1,048,887
		6,018,904

Office REITs - 1.5%
BXP, Inc.	27,449	1,424,603
Cousins Properties, Inc.	31,539	711,835
Kilroy Realty Corp.	19,970	563,354
Vornado Realty Trust	31,039	806,704
		3,506,496

Residential REITs - 11.4%
American Homes 4 Rent - Class A	59,931	1,673,274
AvalonBay Communities, Inc.	26,564	4,339,229
Camden Property Trust	20,063	1,959,353
Equity LifeStyle Properties, Inc.	36,045	2,249,929
Equity Residential	64,881	3,837,711
Essex Property Trust, Inc.	11,994	2,902,548
Invitation Homes, Inc.	106,878	2,655,918
Mid-America Apartment Communities, Inc.	21,970	2,682,976
Sun Communities, Inc.	22,012	2,772,632
UDR, Inc.	56,953	1,923,872
		26,997,442

Retail REITs - 13.6%
Agree Realty Corp.	20,075	1,513,254
Brixmor Property Group, Inc.	57,923	1,668,182
Federal Realty Investment Trust	14,479	1,537,815
Kimco Realty Corp.	128,796	2,894,046
NNN REIT, Inc.	35,509	1,492,443
Realty Income Corp.	166,303	10,174,418
Regency Centers Corp.	30,568	2,312,775
Simon Property Group, Inc.	56,516	10,541,929
		32,134,862

Specialized REITs - 32.7% (a)
American Tower Corp.	58,460	10,089,027
Crown Castle, Inc.	82,840	6,735,720
CubeSmart	42,983	1,575,327
Digital Realty Trust, Inc.	59,948	10,803,229
Equinix, Inc.	12,032	11,794,248
Extra Space Storage, Inc.	40,008	5,246,249
Gaming and Leisure Properties, Inc.	51,961	2,305,509
Iron Mountain, Inc.	55,456	5,664,276
Lamar Advertising Co. - Class A	16,486	2,088,117
Millrose Properties, Inc. - Class A	22,569	631,932
Public Storage	29,554	8,005,587
SBA Communications Corp.	20,081	3,456,141
VICI Properties, Inc.	200,673	5,482,386
Weyerhaeuser Co.	136,406	3,332,399
		77,210,147
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $217,334,787)		217,637,805

COMMON STOCKS - 6.4%	Shares	Value
Real Estate Management & Development - 6.4%
CBRE Group, Inc. - Class A (b)	55,476	7,514,779
CoStar Group, Inc. (b)	79,962	3,225,667
Jones Lang LaSalle, Inc. (b)	8,621	2,623,543
Zillow Group, Inc. - Class A (b)	10,009	414,272
Zillow Group, Inc. - Class C (b)	30,036	1,242,890
TOTAL COMMON STOCKS (Cost $19,396,858)		15,021,151

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (c)	2,108,151	2,108,151
Northern US Government Money Market Fund - Class Shares Class, 3.37% (c)	433,070	433,070
TOTAL MONEY MARKET FUNDS (Cost $2,541,221)		2,541,221

TOTAL INVESTMENTS - 99.8% (Cost $239,272,866)		235,200,177
Other Assets in Excess of Liabilities - 0.2%		560,190
TOTAL NET ASSETS - 100.0%		$235,760,367

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

NEOS Real Estate High Income ETF
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.8)%	Notional Amount	Contracts	Value
Call Options - (0.8)%
iShares U.S. Real Estate ETF (a)(b)
Expiration: 05/15/2026; Exercise Price: $97.00	$(69,804,192)	(7,382)	$(1,114,682)
Expiration: 05/15/2026; Exercise Price: $98.00	(69,804,192)	(7,382)	(826,784)
TOTAL WRITTEN OPTIONS (Premiums received $1,926,351)			$(1,941,466)

Percentages are stated as a percent of net assets.

(a)	FLexible EXchange® Options.
(b)	100 shares per contract.

NEOS Real Estate High Income ETF
Notes to Quarterly Schedule of Investments
March 31, 2026 (Unaudited)

Investment Valuation
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 – Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Real Estate Investment Trusts	$217,637,805	$–	$–	$217,637,805
Common Stocks	15,021,151	–	–	15,021,151
Money Market Funds	2,541,221	–	–	2,541,221
Total Investments	$235,200,177	$–	$–	$235,200,177

Liabilities:
Written Options	$–	$(1,941,466)	$–	$(1,941,466)
Total Written Options	$–	$(1,941,466)	$–	$(1,941,466)

Refer to the Schedule of Investments for further disaggregation of investment categories.